INCOME TAXES - Income Before Taxes (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income before taxes:
Cayman Islands	$ 589,189	$ 167,356	$ 578,155
Foreign	(259,406)	77,072	(1,422,575)
Total	329,783	244,428	(844,420)
Income tax expense
Partnership level tax	(6,270)	1,920	(8,736)
Current tax expense / (benefit)	(8,553)	9,377	(5,668)
Net deferred tax expense / (benefit)	(8,386)	6,537	(22,623)
Total	(16,939)	15,914	(28,291)
Cayman Islands
Income tax expense
Current tax expense / (benefit)	0	0	0
Foreign
Income tax expense
Current tax expense / (benefit)	$ (2,283)	$ 7,457	$ 3,068